Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 215,476	$ 177,688	$ 112,222
Adjustments to reconcile net income to net cash from operating activities:
Depreciation and amortization	153,222	131,876	125,631
Loss on early debt extinguishment	23,121	0	0
Non-cash foreign currency (gain) loss on debt	(30,912)	(14,771)	81,608
Non-cash equity based compensation expense	13,434	11,878	10,998
Non-cash deferred income tax expense (benefit)	(35,770)	10,662	(16,056)
Other non-cash expenses	13,516	13,300	15,321
Change in operating assets and liabilities:
(Increase) decrease in receivables	(2,195)	(5,887)	(2,276)
(Increase) decrease in inventories	(3,332)	(1,208)	607
(Increase) decrease in other assets	(40)	(53)	(875)
Increase (decrease) in accounts payable	1,906	(407)	3,243
Increase (decrease) in deferred revenue	2,964	13,099	9,149
Increase (decrease) in accrued interest	(2,002)	13	359
Increase (decrease) in accrued taxes	(15,398)	16,888	20,965
Increase (decrease) in accrued salaries and wages	(8,004)	5,804	(6,997)
Increase (decrease) in self-insurance reserves	(2,055)	3,026	881
Increase (decrease) in other liabilities	7,248	(3,561)	(8,830)
Net cash from operating activities	331,179	358,347	345,950
CASH FLOWS FOR INVESTING ACTIVITIES
Capital expenditures	(188,084)	(160,656)	(175,865)
Sale (purchase) of preferred equity investment	3,281	0	(2,000)
Purchase of identifiable intangible assets	(66)	(577)	0
Net cash for investing activities	(184,869)	(161,233)	(177,865)
CASH FLOWS FOR FINANCING ACTIVITIES
Term debt borrowings	750,000	0	0
Note borrowings	500,000	0	0
Term debt payments	(617,850)	(6,000)	0
Note payments, including amounts paid for early termination	(515,458)	0	0
Distributions paid to partners	(194,756)	(187,182)	(172,614)
Payment of debt issuance costs	(19,809)	0	0
Exercise of limited partnership unit options	65	0	0
Tax effect of units involved in treasury unit transactions	(4,440)	(422)	(1,589)
Payments related to tax withholding for equity compensation	(4,173)	(920)	(3,733)
Net cash for financing activities	(106,421)	(194,524)	(177,936)
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	3,640	569	(2,432)
Net increase (decrease) for the year	43,529	3,159	(12,283)
Balance, beginning of year	122,716	119,557	131,840
Balance, end of year	166,245	122,716	119,557
SUPPLEMENTAL INFORMATION
Net cash payments for interest expense	85,975	82,015	84,963
Interest capitalized	2,524	2,331	3,094
Cash payments for income taxes, net of refunds	55,989	44,502	19,976
Capital expenditures in accounts payable	$ 5,365	$ 5,425	$ 2,357